Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other creditors and accrued liabilities
Accruals and deferred income	$ 419	$ 424	$ 342
Payable to States (including taxes and duties)	5,786	5,455	5,363
Payroll	1,439	1,225	1,265
Other operating liabilities	10,135	9,616	9,914
Other creditors and accrued liabilities	17,779	16,720	16,884
Interim dividend payable, second quarter	1,883	1,592	1,560
Interim dividend payable, third quarter	$ 1,912	$ 1,593	$ 1,584